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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F


 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended December 31, 1999.
                                                      -----------    --


--------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
--------------------------------------------------------------------------------
If amended report check here: [_]

   Roy A. Hammer              13F No. 28-5798
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


--------------------------------------------------------------------------------
Business Address  (Street)             (City)          (State)             (Zip)

   Hemenway & Barnes, 60 State Street, Boston, MA 02109  (617) 227-7940
--------------------------------------------------------------------------------
  Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

-----------------------------------ATTENTION------------------------------------

               INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS
                    CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
                   See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)
--------------------------------------------------------------------------------


 The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
                        Form and that the submission of
  any amendment represents that all unamended items, statements and schedules remain true, correct and
                       complete as previously submitted.

  Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day
                             ------              -------------        ----
of February, 2000.
   --------  ----

                                 Roy A. Hammer, Trustee
                                 ----------------------------------------------
                                 (Name of Institutional Investment Manager)

                                 ----------------------------------------------
                                 (Manual Signature of Person Duly Authorized to Submit This Report)


Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                        13F File No.:             Name:                                    13F File No.:
1.  Bank of Boston Corporation                28-251                   6.
-----------------------------------------  --------------------      -------------------------------------    -------------------
2.  George T. Shaw                            28-1721                  7.
-----------------------------------------  --------------------      -------------------------------------    -------------------
3.  State Street Boston Corporation           28-399                   8.
-----------------------------------------  --------------------      -------------------------------------    -------------------
4.                                                                     9.
-----------------------------------------  --------------------      -------------------------------------    -------------------
5.                                                                    10.
-----------------------------------------  --------------------      -------------------------------------    -------------------

SEC 1685 (5/91)

                                                                         PAGE: 1

AS OF: DECEMBER 31, 1999           FORM 13F             SEC FILE # ROY A. HAMMER

ITEM 1:                      ITEM 2:        ITEM 3:     ITEM 4:      ITEM 5:     ITEM 6:       ITEM 7:       ITEM 8:
        NAME OF ISSUER         TITLE OF       CUSIP        FAIR       SHARES OR   INVESTMENT     MANAGERS      VOTING AUTHORITY
                                CLASS         NUMBER      MARKET      PRINCIPAL    DISCRETION                (A)      (B)   (C)
                                                           VALUE        AMOUNT    (A) (B) (C)                SOLE   SHARES  NONE
AT & T CORP                  COMMON STOCK    001957109      1238402       24372           xx                          24372
ABBOTT LABS                  COMMON STOCK    002824100      4372025      120400           xx                         120400
ACCESS WORLD-WIDE            COMMON STOCK    004319109        47958       20193           xx                          20193
 COMMUNI-CATIONS, INC.
ALBERTSONS INC               COMMON STOCK    013104104       937346       29065           xx                          29065
ALZA CORP                    COMMON STOCK    022615108       302969        8750           xx                           8750
AMERADA HESS CORP            COMMON STOCK    023551104       374550        6600           xx                           6600
AMERICAN HOME PRODUCTS       COMMON STOCK    026609107      2716100       69200           xx                          69200
AMGEN INC                    COMMON STOCK    031162100     10196210      169760           xx                         169760
ANALOG DEVICES, INC.         COMMON STOCK    032654105      3789750       40750           xx                          40750
ATLANTIC RICHFIELD COMPANY   COMMON STOCK    048825103       551005        6370           xx                           6370
AUTOMATIC DATA PROCESSING    COMMON STOCK    053015103     11434430      212240           xx                         212240
AUTOZONE INC                 COMMON STOCK    053332102       452375       14000           xx                          14000
AVERY DENNISON CORP          COMMON STOCK    053611109      3872942       53145           xx                          53145
BP AMOCO PLC ADS             COMMON STOCK    055622104      9186795      154888           xx                         154888
BAXTER INT'L INC             COMMON STOCK    071813109       775734       12350           xx                          12350
BELLSOUTH CORP.              COMMON STOCK    079860102       681777       14564           xx                          14564
BERKSHIRE HATHAWAY INC       CL B            084670207      4390170        2399           xx                           2399

                                                                         PAGE: 2

AS OF: DECEMBER 31, 1999           FORM 13F             SEC FILE # ROY A. HAMMER


ITEM 1:                      ITEM 2:        ITEM 3:     ITEM 4:      ITEM 5:     ITEM 6:       ITEM 7:       ITEM 8:
        NAME OF ISSUER         TITLE OF       CUSIP        FAIR       SHARES OR   INVESTMENT     MANAGERS      VOTING AUTHORITY
                                CLASS         NUMBER      MARKET      PRINCIPAL    DISCRETION                (A)      (B)   (C)
                                                           VALUE        AMOUNT    (A) (B) (C)                SOLE   SHARES  NONE
BESTFOODS INC                COMMON STOCK    08658UI01      4693831       89300           xx                          89300
BOEING COMPANY               COMMON STOCK    097023105       301499        7276           xx                           7276
BRISTOL-MYERS SQUIBB CO      COMMON STOCK    110122108     11600131      180724           xx                         180724
BURLINGTON RESOURCES INC     COMMON STOCK    122014103      1924072       58195           xx                          58195
CHEVRON CORP                 COMMON STOCK    166751107      2296949       26516           xx                          26516
CHIRON CORP                  COMMON STOCK    170040109       339000        8000           xx                           8000
CHUBB CORPORATION            COMMON STOCK    171232101       450500        8000           xx                           8000
CISCO SYS INC                COMMON STOCK    17275R102     10894398      101698           xx                         101698
CINTAS CORP                  COMMON STOCK    172908105       786250       14800           xx                          14800
COCA COLA CO                 COMMON STOCK    191216100      2894501       49691           xx                          49691
COGNEX                       COMMON STOCK    192422103      2171910       55690           xx                          55690
COMERICA INC.                COMMON STOCK    200340107       700313       15000           xx                          15000
CONOCO, INC.                 CLASS B         208251405       498420       20037           xx                          20037
CONSOLIDATED NATURAL GAS CO  COMMON STOCK    209615103      3117000       48000           xx                          48000
WALT DISNEY COMPANY          COMMON STOCK    254687106      1935209       66161           xx                          66161
DOVER CORP                   COMMON STOCK    260003108       333506        7350           xx                           7350
DOW JONES & CO INC           COMMON STOCK    260561105    409509804     6022203           xx                        6022203
DOW JONES & CO INC           CLASS B         260561204    366891348     5395461           xx                        5395461
                             (RESTRICTED)
E I DU PONT DE NEMOURS & CO  COMMON STOCK    263534109      2065642       31357           xx                          31357

                                                                         PAGE: 3

AS OF: DECEMBER 31, 1999           FORM 13F             SEC FILE # ROY A. HAMMER


ITEM 1:                      ITEM 2:        ITEM 3:     ITEM 4:      ITEM 5:     ITEM 6:       ITEM 7:       ITEM 8:
        NAME OF ISSUER         TITLE OF       CUSIP        FAIR       SHARES OR   INVESTMENT     MANAGERS      VOTING AUTHORITY
                                CLASS         NUMBER      MARKET      PRINCIPAL    DISCRETION                (A)      (B)   (C)
                                                           VALUE        AMOUNT    (A) (B) (C)                SOLE   SHARES  NONE
E M C CORP                   COMMON STOCK    268648102     12042628      110230           xx                         110230
ELECTRONIC DATA SYSTEMS      COMMON STOCK    285661104       289505        4325           xx                           4325
 CORP
EMERSON ELECTRIC CO          COMMON STOCK    291011104      3254310       56720           xx                          56720
EXXON MOBIL CORP             COMMON STOCK    30231G102      9835876      122090           xx                         122090
FEDERAL NATIONAL MTGE ASSOC  COMMON STOCK    313586109       655594       10500           xx                          10500
FUEL CELL ENERGY INC.        COMMON STOCK    35952H106       663530       26475           xx                          26475
GENERAL ELECTRIC CO          COMMON STOCK    369604103     29092381      187996           xx                         187996
GILLETTE COMPANY             COMMON STOCK    375766102      3692048       89640           xx                          89640
HELIX TECHNOLOGY CORP        COMMON STOCK    423319102       636338       14200           xx                          14200
HELMERICH & PAYNE INC        COMMON STOCK    423452101      1080431       49675           xx                          49675
HERSHEY FOODS CORPORATION    COMMON STOCK    427866108       711563       15000           xx                          15000
HEWLETT- PACKARD CO          COMMON STOCK    428236103      8564806       75295           xx                          75295
IMS HEALTH INC               COMMON STOCK    449934108      1193531       43900           xx                          43900
INTEL CORPORATION            COMMON STOCK    458140100     30225644      367206           xx                         367206

                                                                         PAGE: 4

AS OF: DECEMBER 31, 1999           FORM 13F             SEC FILE # ROY A. HAMMER


ITEM 1:                      ITEM 2:        ITEM 3:     ITEM 4:      ITEM 5:     ITEM 6:       ITEM 7:       ITEM 8:
        NAME OF ISSUER         TITLE OF       CUSIP        FAIR       SHARES OR   INVESTMENT     MANAGERS      VOTING AUTHORITY
                                CLASS         NUMBER      MARKET      PRINCIPAL    DISCRETION                (A)      (B)   (C)
                                                           VALUE        AMOUNT    (A) (B) (C)                SOLE   SHARES  NONE
INTL BUSINESS MACHINES       COMMON STOCK    459200101      1728589       16024           xx                          16024
INT'L FLAVORS & FRAGRANCES   COMMON STOCK    459506101       276544        7350           xx                           7350
 INC
INTERPUBLIC GROUP COS INC    COMMON STOCK    460690100      2145975       37200           xx                          37200
IONICS INC                   COMMON STOCK    462218108      1705641       60645           xx                          60645
JEFFERSON-PILOT CORP         COMMON STOCK    475070108      9739139      142698           xx                         142698
JOHNSON & JOHNSON            COMMON STOCK    478160104     15899125      170500           xx                         170500
KEANE INC                    COMMON STOCK    486665102       321250       10000           xx                          10000
KELLOGG CO.                  COMMON STOCK    487836108       590706       19171           xx                          19171
KIMBERLY CLARK CORP          COMMON STOCK    494368103      1413450       21600           xx                          21600
KOPIN                        COMMON STOCK    500600101      3404940       81070           xx                          81070
ELI LILLY & CO.              COMMON STOCK    532457108       900144       13536           xx                          13536
LUCENT TECHNOLOGIES INC      COMMON STOCK    549463107      6687675       89169           xx                          89169
MCI WORLDCOM INC             COMMON STOCK    55268B106      2000403       37699           xx                          37699
MARRIOTT INTERNATIONAL INC   COMMON STOCK    571903202       602844       19100           xx                          19100
MATRITECH INC                COMMON STOCK    576818108       224588       67800           xx                          67800
MCDONALD'S CORP.             COMMON STOCK    580135101      3792761       94084           xx                          94084

                                                                         PAGE: 5

AS OF: DECEMBER 31, 1999           FORM 13F             SEC FILE # ROY A. HAMMER


ITEM 1:                      ITEM 2:        ITEM 3:     ITEM 4:      ITEM 5:     ITEM 6:       ITEM 7:       ITEM 8:
        NAME OF ISSUER         TITLE OF       CUSIP        FAIR       SHARES OR   INVESTMENT     MANAGERS      VOTING AUTHORITY
                                CLASS         NUMBER      MARKET      PRINCIPAL    DISCRETION                (A)      (B)   (C)
                                                           VALUE        AMOUNT    (A) (B) (C)                SOLE   SHARES  NONE
MERCK & CO INC               COMMON STOCK    589331107     18515531      275580           xx                         275580
MICROSOFT CORP               COMMON STOCK    594918104     24130941      206689           xx                         206689
MILLIPORE CORP               COMMON STOCK    601073109       239475        6200           xx                           6200
MINNESOTA MINING & MFG CO.   COMMON STOCK    604059105      6488134       66290           xx                          66290
MONSANTO COMPANY             COMMON STOCK    611662107       379181       10700           xx                          10700
MOTOROLA INC                 COMMON STOCK    620076109      3080470       20920           xx                          20920
NEW YORK TIMES CO.           CL A            650111107      3216852       65483           xx                          65483
NOKIA CORP ADR A             COMMON STOCK    654902204      3124827       16355           xx                          16355
NORFOLK SOUTHERN CORP        COMMON STOCK    655844108       745483       36365           xx                          36365
NOVO NORDISK A/S ADR         COMMON STOCK    670100205      1273113       19700           xx                          19700
ORACLE CORP                  COMMON STOCK    68389X105       226927        2025           xx                           2025
PEPSICO INC                  COMMON STOCK    713448108      1457588       41350           xx                          41350
PFIZER INC                   COMMON STOCK    717081103      2788976       85980           xx                          85980
PROCTER & GAMBLE CO          COMMON STOCK    742718109      4719953       43080           xx                          43080
REUTERS HLDGS CO PLC         COMMON STOCK    76132MI02       341675        4228           xx                           4228
ROYAL DUTCH PETROLEUM CO     N Y REG SHS     780257804      2769887       45736           xx                          45736
                             PAR N GLDR
                             1.25
SBC COMMUNICATIONS INC       COMMON STOCK   78387G103       1356079       27817           xx                          27817

                                                                         PAGE: 6

AS OF: DECEMBER 31, 1999           FORM 13F             SEC FILE # ROY A. HAMMER


ITEM 1:                      ITEM 2:        ITEM 3:     ITEM 4:      ITEM 5:     ITEM 6:       ITEM 7:       ITEM 8:
        NAME OF ISSUER         TITLE OF       CUSIP        FAIR       SHARES OR   INVESTMENT     MANAGERS      VOTING AUTHORITY
                                CLASS         NUMBER      MARKET      PRINCIPAL    DISCRETION                (A)      (B)   (C)
                                                           VALUE        AMOUNT    (A) (B) (C)                SOLE   SHARES  NONE
SARA LEE CORP                COMMON STOCK    803111103      1441564       65340           xx                          65340
SCHLUMBERGER LTD             COMMON STOCK    806857108      4131193       73607           xx                          73607
SEPRACOR INC                 COMMON STOCK    817315104      6606879       66610           xx                          66610
SEPRACOR INC                 CONV DEB        817315AF1       971044      915000           xx                         915000
                             DTD 12/15/98
STATE STREET CORP            COMMON STOCK    857477103      6762665       92560           xx                          92560
STEELCASE INC CL. A          COMMON STOCK    858155203       384000       32000           xx                          32000
SYSCO CORP                   COMMON STOCK    871829107       276938        7000           xx                           7000
TECO ENERGY INC              COMMON STOCK    872375100       590288       31800           xx                          31800
THERMO ELECTRON CORP         COMMON STOCK    883556102       212280       14152           xx                          14152
TIME WARNER INC              COMMON STOCK    887315109       462800        6400           xx                           6400
UNION PACIFIC CORP           COMMON STOCK    907818108       747231       17104           xx                          17104
UNION PACIFIC RES GROUP      COMMON STOCK    907834105       164118       12872           xx                          12872
VICOR CORP                   COMMON STOCK    925815102      2054363       50725           xx                          50725
WAL MART STORES INC          COMMON STOCK    931142103      2419375       35000           xx                          35000
WALGREEN CO                  COMMON STOCK    931422109       614250       21000           xx                          21000
WELLS FARGO & CO (NEW)       COMMON STOCK    949746101       667219       16500           xx                          16500
TOTAL                                                    1135458079